Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts
Valuation Allowance on Deferred Tax Assets	Balance Beginning of Period	Additions (Deductions) Charged to (from) Income Tax Expense	Other Changes to Valuation Allowance	Balance End of Period
2015	$(13,773,409)	(1,551,029)	-	$(15,324,438)
2014	$(9,521,260)	(4,252,149)	-	$(13,773,409)